Revenue, Revenue by Geographic Region and Contract Type for Each Reportable Business (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Obligation	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Principal revenue generating activities [Abstract]
Number of performance obligations | Obligation	1
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
TOTAL REVENUE	€ 6,433.7	€ 5,748.5	€ 5,768.7
Europe & Russian Federation [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
TOTAL REVENUE	3,592.5	2,754.7	2,603.9
Africa & Middle East [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
TOTAL REVENUE	1,394.0	1,172.6	1,445.1
Asia Pacific [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
TOTAL REVENUE	867.9	960.2	1,023.1
Americas [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
TOTAL REVENUE	€ 579.3	€ 861.0	€ 696.6